NOTTINGHAM INVESTMENT TRUST II
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                 (252) 972-9922

                                 August 3, 2001


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Nottingham Investment Trust II ("Trust") (File No. 33-37458 and 811-06199); on behalf of the Trust's Capital Value Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (collectively, "Funds"), each a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, which was filed electronically on July 30, 2001.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,
Nottingham Investment Trust II

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary



CC:  Patsy Mengiste
     Asst. Branch Chief for Disclosure
     Division of Investment Management
     U.S. Securities and Exchange Commission
     450 Fifth Street, N.W.
     Mail Stop S-5
     Washington, DC  20549
     (202) 942-0632